Discontinued operations, Textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operation, Additional Disclosures [Abstract]
Capital expenditures relating to dry-docking costs	$ 0	$ 0	$ 500